Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Total	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Previously Reported [Member]	Preferred Stock [Member] Convertible Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2019	$ (12,692)	$ (165,670)	$ 152,978	$ 152,978	$ (152,978)	$ 5	$ 0	$ 5	$ 195,594	$ 42,621	$ 152,973	$ (208,218)	$ (208,218)	$ (73)	$ (73)
Beginning balance, shares at Dec. 31, 2019				7,695,112	(7,695,112)	55,738,519	4,688,352	51,050,167
Shares issued upon exercise of options	34								34
Shares issued upon exercise of options, shares						31,037
Issuance of common stock warrants	7,212								7,212
Stock-based compensation	5,443								5,443
Other comprehensive gain (loss)	12													12
Net loss	(35,835)											(35,835)
Ending balance at Dec. 31, 2020	(35,826)					$ 5			208,283			(244,053)		(61)
Ending balance, shares at Dec. 31, 2020						55,769,556
Shares issued upon exercise of options	74								74
Shares issued upon exercise of options, shares						77,595
Issuance of common stock warrants	21,971								21,971
Exercise of common stock warrants, shares						9,016
Issuance of Restricted Stock Awards ("RSAs")	7,905					$ 1			7,904
Issuance of Restricted Stock Awards ("RSAs"), shares						1,163,984
Stock-based compensation	4,067								4,067
Net loss	(63,544)											(63,544)
Ending balance at Dec. 31, 2021	$ (65,353)					$ 6			$ 242,299			$ (307,597)		$ (61)
Ending balance, shares at Dec. 31, 2021						57,020,151